Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Loan Servicing [Abstract]
Principal balances of mortgage loans

	2012	2011
Mortgage loan portfolios serviced for:
FHLMC	$67,429	$60,733
FHLB	1,058	173

Total	$68,487	$60,906

Activity in capitalized mortgage servicing rights

	2012	2011
Servicing rights:
Beginning of year	$348	$414
Additions	174	66
Amortized to expense	(139)	(105)
Change in valuation allowance	(39)	(27)

End of year	$344	$348

	2012	2011
Valuation allowance:
Beginning of year	$119	$92
Additions expensed	44	48
Reductions credited to expense	(5)	(21)
Direct write-downs	—	—

End of year	$158	$119